Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Summary of Goodwill and Intangible Assets

	Internal development costs and patents	Acquired intangible assets	Total	Goodwill	Total
	(in € millions)
Cost
At January 1, 2021	64	91	155	736	891
Additions	13	—	13	—	13
Acquisition, business combination (Note 5)	—	7	7	106	113
Write-off of fully amortized intangible assets	(13)	—	(13)	—	(13)
Exchange differences	—	7	7	52	59
At December 31, 2021	64	105	169	894	1,063
Additions	5	—	5	—	5
Acquisition, business combination (Note 5)	—	82	82	221	303
Exchange differences	—	6	6	53	59
At December 31, 2022	69	193	262	1,168	1,430
Accumulated amortization
At January 1, 2021	(31)	(27)	(58)	—	(58)
Amortization charge	(15)	(18)	(33)	—	(33)
Write-off of fully amortized intangible assets	13	—	13	—	13
Exchange differences	—	(2)	(2)	—	(2)
At December 31, 2021	(33)	(47)	(80)	—	(80)
Amortization charge	(17)	(36)	(53)	—	(53)
Exchange differences	—	(2)	(2)	—	(2)
At December 31, 2022	(50)	(85)	(135)	—	(135)
Cost, net accumulated amortization
At December 31, 2021	31	58	89	894	983
At December 31, 2022	19	108	127	1,168	1,295

Schedule of Carrying Amount of Goodwill Allocated to Each of the Operating Segments	The carrying amount of goodwill allocated to each of the operating segments is as follows:

	Premium	Ad-Supported	Premium	Ad-Supported
	2022	2022	2021	2021
	(in € millions)
Goodwill	274	894	129	765